Reconciliation of profit/(loss) before taxation to headline operating profit - Summary of Reconciliation of Operating Profit to Headline Operating Profit (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of profit before interest and taxation to headline PBIT [abstract]
Profit before taxation	£ 1,159.8	£ 950.8	£ (2,790.6)
Finance and investment income	145.4	69.4	82.7
Finance costs	(359.4)	(283.6)	(312.0)
Revaluation and retranslation of financial instruments	76.0	(87.8)	(147.2)
Profit before interest and taxation	1,297.8	1,252.8	(2,414.1)
Earnings/(loss) from associates - after interest and tax	60.4	(23.8)	136.0
Operating profit	1,358.2	1,229.0	(2,278.1)
Goodwill impairment	37.9	1.8	2,822.9
Amortisation and impairment of acquired intangible assets	62.1	97.8	89.1
Investment and other impairment charges/(reversals)	48.0	(42.4)	296.2
Intangible asset impairment	29.0	0.0	0.0
Restructuring and transformation costs	203.7	145.5	80.7
Restructuring costs in relation to COVID-19	15.1	29.9	232.5
Property related costs	18.0	0.0	0.0
Losses/(gains) on disposal of investments and subsidiaries	36.3	10.6
Losses/(gains) on disposal of investments and subsidiaries			(7.8)
Gains on remeasurement of equity interests arising from a change in scope of ownership	(66.5)	0.0	(0.6)
Litigation settlement	0.0	(21.3)	(25.6)
Headline operating profit	£ 1,741.8	£ 1,493.5	£ 1,260.5